Secured Notes Payable (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of secured notes payable [Abstract]
Disclosure of detailed information about secured notes
As at December 31, 2021, the Company has an obligation for US$299.9 million or $379.0 million Canadian dollar equivalent from the secured notes payable (2020 - US$299.9 million or $381.7 million).

	December 31, 2021	December 31, 2020

Total outstanding secured notes payable	$379,034	$381,674

Less: unamortized deferred transaction costs and issuance discount	(3,517)	(6,968)

Total secured notes payable	$375,517	$374,706